Short-term borrowings (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Summary of Short-term borrowings

	As of December 31,
	2019	2020
Secured short term bank borrowings	83,600,000	39,695,606